Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Prepaid Expenses and Other Receivables	NOTE 3:- PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2024	2023

Government authorities	$103	$178
Grant receivable	-	152
Prepaid expenses	79	71
Others	31	36
	$213	$437